Subsequent Events (Details) - USD ($)		12 Months Ended
	Oct. 23, 2024	Sep. 30, 2024	Oct. 23, 2025	Oct. 28, 2024
Subsequent Events [Line Items]
Gross proceeds		$ 4,800,000
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Conversion price percentage		70.00%
Maturity date		Nov. 02, 2025
Accrues interest rate		2.75%
Revolving Credit Facility [Member] | China Construction Bank [Member]
Subsequent Events [Line Items]
Term	1 year
Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares quotient				180.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 5,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Unsecured revolving lines of credit	$ 76,237
Forecast [Member]
Subsequent Events [Line Items]
Fixed interest rate			3.85%
Forecast [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Unsecured revolving lines of credit			$ 535,000